Revenue - Schedule of Accounts Receivable, Credit Loss (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 31	$ 20
Additional (reversal of) provision	0	(1)
Ending balance	$ 31	$ 19